Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
5. PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31,
	2021	2020
	(in thousands)
Leasehold improvements	$6,512	$5,907
Machinery and equipment	922	15
Furniture and fixtures	983	714
Research and development equipment	4,712	2,794
Computer hardware and software	1,708	1,219
Construction in progress	382	437

Subtotal	15,219	11,086
Less: Accumulated depreciation	4,345	1,683

Property and equipment, net	$10,874	$9,403

Depreciation expense for the years ended December 31, 2021 and 2020 was approximately $2.7 million and $1.0 million, respectively.